INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Inventory
Goods in transit	$ 3,122,201	$ 5,618,540
Supplies	20,773,539	22,546,093
Agricultural products	9,583,835	15,015,884
Inventories	101,809,489	125,929,768
Net of agricultural products	92,225,654	110,913,884
Seeds
Inventory
Inventories	6,146,855	5,967,231
Resale products
Inventory
Inventories	46,799,130	53,788,333
Manufactured products
Inventory
Inventories	18,846,502	26,081,250
Allowance for obsolescence
Inventory
Inventories	$ (3,462,573)	$ (3,087,563)